Common Stock Options (Details Narrative) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Common Stock Options Details Narrative
Shares available	19,865,000	19,865,000	19,920,000
Stock-based compensation administrative expense	$ 12,573	$ 19,355	$ 15,440
Unrecognized compensation cost	$ 55,387	$ 55,387	$ 27,317
Stock options vested		20,000
Stock options unvested		115,000
Stock options granted			$ 0.49